UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

Sound Enhanced Fixed Income ETF Tailored Shareholder Report

semi-annual shareholder report May 31, 2026 Sound Enhanced Fixed Income ETF Ticker: FXED (Listed on the New York Stock Exchange LLC)

This semi-annual shareholder report contains important information about the Sound Enhanced Fixed Income ETF (the "Fund") for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.soundetfs.com/fxed/. You can also request this information by contacting us at (833) 916-9056 or by writing Sound Enhanced Fixed Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Sound Enhanced Fixed Income ETF	$25	0.49%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$39,924
Number of Holdings	60
Total Advisory Fee Paid	$100,401
Portfolio Turnover Rate	3%

What did the Fund invest in?

(as of May 31, 2026 )

Sector/Security Type - Investments

(% of total net assets)

Top Ten Holdings	(% of total net assets)
Ares Capital Corp.	3.2
iShares 0-5 Year High Yield Corporate Bond ETF	3.1
Hercules Capital, Inc.	3.0
AllianceBernstein Global High Income Fund, Inc.	2.9
iShares J.P. Morgan EM High Yield Bond ETF	2.9
Simon Property Group, Inc. - REIT	2.7
Golub Capital BDC, Inc.	2.6
JPMorgan Chase & Co. Series EE, 6.00%, Perpetual	2.5
Goodyear Tire & Rubber Co. (Callable 04/15/2029)	2.4
Invesco Emerging Markets Sovereign Debt ETF	2.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.soundetfs.com/fxed/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Sound Equity Dividend Income ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2026 Sound Equity Dividend Income ETF Ticker: DIVY (Listed on the New York Stock Exchange LLC)

This semi-annual shareholder report contains important information about the Sound Equity Dividend Income ETF (the "Fund") for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.soundetfs.com/divy. You can also request this information by contacting us at (833) 916-9056 or by writing Sound Equity Dividend Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Sound Equity Dividend Income ETF	$24	0.45%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$28,426
Number of Holdings	36
Total Advisory Fee Paid	$64,151
Portfolio Turnover Rate	17%

What did the Fund invest in?

(as of May 31, 2026 )

Sector/Security Type - Investments

(% of total net assets)

Top Ten Holdings	(% of total net assets)
Cisco Systems, Inc.	4.5
Omnicom Group, Inc.	4.2
Citizens Financial Group, Inc.	3.9
Eversource Energy	3.7
Principal Financial Group, Inc.	3.6
United Parcel Service, Inc. - Class B	3.6
Perrigo Co. PLC	3.5
GSK PLC, ADR	3.5
TotalEnergies SE, ADR	3.4
Franklin Resources, Inc.	3.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.soundetfs.com/divy.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

1

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

May 31, 2026 (Unaudited)

Tidal Trust I

●	Sound Enhanced Fixed Income ETF	| FXED | New York Stock Exchange LLC
●	Sound Equity Dividend Income ETF	| DIVY | New York Stock Exchange LLC

Sound Income ETFs

Sound Enhanced Fixed Income ETF

Schedule of Investments

May 31, 2026 (Unaudited)

COMMON STOCKS - 12.5%	Shares	Value
Financial Services - 1.6%
Blackstone Secured Lending Fund(a)	14,600	$346,458
Runway Growth Finance Corp.(a)	46,333	299,774
		646,232

Real Estate - 10.9%
Alpine Income Property Trust, Inc. - REIT(a)	23,958	461,671
Digital Realty Trust, Inc. - REIT	790	150,100
Gaming and Leisure Properties, Inc. - REIT	2,877	135,133
National Health Investors, Inc. - REIT	2,988	218,990
National Storage Affiliates Trust - REIT(a)	5,697	242,977
NNN REIT, Inc. - REIT	6,981	310,724
Omega Healthcare Investors, Inc. - REIT(a)	11,922	557,473
Realty Income Corp. - REIT	8,339	511,014
Sabra Health Care REIT, Inc. - REIT	8,143	161,964
Simon Property Group, Inc. - REIT	5,214	1,068,401
VICI Properties, Inc. - REIT(a)	19,181	541,288
		4,359,735

TOTAL COMMON STOCKS (Cost $4,730,767)		5,005,967

		Maturity	Principal
CORPORATE BONDS - 26.8%	Coupon	Date	Amount	Value
Auto Parts Manufacturing - 6.0%
American Axle & Manufacturing, Inc. (Callable 06/18/2026)(a)	5.00%	10/01/2029	$807,000	790,082
Dana, Inc. (Callable 06/18/2026)(a)	4.25%	09/01/2030	669,000	640,440
Goodyear Tire & Rubber Co. (Callable 04/15/2029)(a)	5.00%	07/15/2029	1,022,000	976,662
				2,407,184

Chemicals - 2.3%
Celanese US Holdings LLC (Callable 04/15/2032)	6.63%	07/15/2032	154,000	162,014
Huntsman International LLC (Callable 02/01/2029)	4.50%	05/01/2029	506,000	490,342
Huntsman International LLC (Callable 07/15/2034)(a)	5.70%	10/15/2034	279,000	264,852
				917,208

Consumer Finance - 1.8%
Radian Group, Inc. (Callable 09/15/2026)	4.88%	03/15/2027	730,000	730,339

Exploration & Production - 4.1%
Apache Corp. (Callable 03/01/2040)	5.10%	09/01/2040	889,000	793,379
Expand Energy Corp. (Callable 02/01/2027)	4.75%	02/01/2032	560,000	549,356
Murphy Oil Corp. (Callable 10/01/2027)(a)	6.00%	10/01/2032	303,000	305,028
				1,647,763

The accompanying notes are an integral part of these financial statements.

Hardware - 1.9%
Dell, Inc.(b)	6.50%	04/15/2038	$696,000	753,895

Industrial Other - 2.1%
United Rentals North America, Inc. (Callable 06/18/2026)	4.88%	01/15/2028	817,000	817,857

Pipeline - 2.2%
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
(Callable 07/08/2026)(a)	5.00%	01/15/2028	889,000	889,104

Refining & Marketing - 2.0%
HF Sinclair Corp. (Callable 10/15/2034)	6.25%	01/15/2035	241,000	250,632
PBF Holding Co. LLC / PBF Finance Corp. (Callable 06/25/2026)	6.00%	02/15/2028	533,000	533,420
				784,052

Travel & Lodging - 2.2%
Hilton Domestic Operating Co., Inc. (Callable 06/18/2026)	4.88%	01/15/2030	882,000	874,405

Utilities - 2.2%
National Fuel Gas Co. (Callable 06/01/2028)	4.75%	09/01/2028	889,000	888,389

TOTAL CORPORATE BONDS (Cost $10,700,032)				10,710,196

EXCHANGE TRADED FUNDS - 15.3%			Shares	Value
AllianceBernstein Global High Income Fund, Inc.			112,817	1,164,272
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF(a)			9,767	361,623
Invesco Emerging Markets Sovereign Debt ETF			43,110	930,745
Invesco Global Ex US High Yield Corporate Bond ETF			18,301	362,440
iShares 0-5 Year High Yield Corporate Bond ETF(a)			29,162	1,242,010
iShares J.P. Morgan EM High Yield Bond ETF(a)			28,539	1,159,825
VanEck Emerging Markets High Yield Bond ETF			42,744	863,001
				6,083,916

TOTAL EXCHANGE TRADED FUNDS (Cost $6,371,255)				6,083,916

INVESTMENT COMPANIES - 14.9%			Shares	Value
Ares Capital Corp.(a)			66,297	1,258,980
Blue Owl Capital Corp.(a)			29,180	328,567
Golub Capital BDC, Inc.(a)			79,660	1,048,325
Hercules Capital, Inc.(a)			77,178	1,192,400
PennantPark Floating Rate Capital Ltd.			105,656	867,436
Sixth Street Specialty Lending, Inc.(a)			53,219	916,963
Trinity Capital, Inc.(a)			20,550	346,473
				5,959,144

TOTAL INVESTMENT COMPANIES (Cost $7,084,798)				5,959,144

PREFERRED STOCKS - 28.3%			Shares	Value
Banks - 6.0%
Associated Banc-Corp. Series F, 5.63%, Perpetual			38,441	776,700

The accompanying notes are an integral part of these financial statements.

Truist Financial Corp. Series O, 5.25%, Perpetual	39,777	837,704
Wells Fargo & Co. Series AA, 4.70%, Perpetual	42,348	779,203
		2,393,607

Consumer Finance - 1.9%
Capital One Financial Corp. Series J, 4.80%, Perpetual	42,615	750,024

Diversified Banks - 4.7%
Bank of America Corp. Series KK, 5.38%, Perpetual	40,478	882,421
JPMorgan Chase & Co. Series EE, 6.00%, Perpetual(a)	38,797	980,012
		1,862,433

Financial Services - 3.8%
Morgan Stanley Series L, 4.88%, Perpetual	41,636	825,642
Morgan Stanley Series O, 4.25%, Perpetual(a)	40,372	691,976
		1,517,618

Life Insurance - 3.8%
AEGON Funding Co. LLC, 5.10%, 12/15/2049 (Callable 09/15/2026)	40,745	775,785
MetLife, Inc. Series F, 4.75%, Perpetual	40,567	751,301
		1,527,086

Property & Casualty Insurance - 2.0%
Allstate Corp. Series H, 5.10%, Perpetual	39,598	799,879

Utilities - 4.2%
CMS Energy Corp., 5.88%, 03/01/2079 (Callable 06/18/2026)	39,510	905,964
Southern Co. Series 2020, 4.95%, 01/30/2080 (Callable 07/07/2026)	40,301	788,288
		1,694,252

Wireless Telecommunications Services - 1.9%
AT&T, Inc. Series C, 4.75%, Perpetual	41,102	758,743

TOTAL PREFERRED STOCKS (Cost $13,620,797)		11,303,642

SHORT-TERM INVESTMENTS - 30.9%
Investments Purchased with Collateral from Securities Lending - 29.4%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(c)(d)	11,737,247	11,737,247

Money Market Funds - 1.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(d)	590,065	590,065

TOTAL SHORT-TERM INVESTMENTS (Cost $12,327,312)		12,327,312

TOTAL INVESTMENTS - 128.7% (Cost $54,834,961)		51,390,177
Liabilities in Excess of Other Assets - (28.7)%		(11,466,675)
TOTAL NET ASSETS - 100.0%		$39,923,502

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of May 31, 2026. The total market value of these securities was $11,459,933 which represented 28.7% of net assets.

(b)	At maturity security. Interest is paid in full at the maturity date.

(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

Sound Equity Dividend Income ETF

Schedule of Investments

May 31, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Banking - 12.8%
Citigroup, Inc.	6,688	$842,019
Citizens Financial Group, Inc.	17,680	1,100,757
M&T Bank Corp.	3,932	849,745
Provident Financial Services, Inc.	38,028	843,841
		3,636,362

Consumer Discretionary Products - 5.2%
Hasbro, Inc.	7,770	669,541
Scotts Miracle-Gro Co.	13,714	809,126
		1,478,667
Consumer Discretionary Services - 1.2%
Wendy’s Co.	44,496	342,619

Consumer Staple Products - 10.1%
J.M. Smucker Co.	7,402	763,886
Kraft Heinz Co.	20,345	488,484
PepsiCo, Inc.	4,379	631,408
Perrigo Co. PLC	90,387	998,776
		2,882,554

Financial Services - 4.8%
Fidelity National Financial, Inc.	9,244	437,704
Franklin Resources, Inc.	30,203	936,897
		1,374,601

Health Care - 8.9%
AbbVie, Inc.	3,163	688,648
GSK PLC, ADR	19,688	995,032
Pfizer, Inc.	31,966	836,870
		2,520,550

Industrial Products - 2.1%
Stanley Black & Decker, Inc.	7,362	584,690

Industrial Services - 3.6%
United Parcel Service, Inc. - Class B	9,560	1,019,956

Insurance - 6.8%
Corebridge Financial, Inc.	32,789	885,303
F&G Annuities & Life, Inc.	557	15,440
Principal Financial Group, Inc.	9,910	1,026,874
		1,927,617

The accompanying notes are an integral part of these financial statements.

Materials - 8.1%
Amcor PLC	19,119	742,199
Greif, Inc. - Class B	8,257	663,037
Sonoco Products Co.	18,729	911,728
		2,316,964

Media - 4.2%
Omnicom Group, Inc.	16,340	1,188,081

Oil & Gas - 12.1%
Enbridge, Inc.	14,815	810,973
HF Sinclair Corp.	12,845	897,737
ONEOK, Inc.	9,200	772,248
TotalEnergies SE, ADR	11,071	966,720
		3,447,678

Software & Tech Services - 5.4%
Accenture PLC - Class A	4,050	757,634
International Business Machines Corp.	2,640	786,192
		1,543,826

Tech Hardware & Semiconductors - 4.5%
Cisco Systems, Inc.	10,521	1,266,939

Telecommunications - 3.0%
AT&T, Inc.	34,066	844,837

Utilities - 6.7%
Avista Corp.	20,359	844,288
Eversource Energy	15,354	1,048,217
		1,892,505

TOTAL COMMON STOCKS (Cost $24,858,722)		28,268,446

SHORT-TERM INVESTMENTS - 0.0%(a)
Money Market Funds - 0.0%(a)	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(b)	7,024	7,024

TOTAL SHORT-TERM INVESTMENTS (Cost $7,024)		7,024

TOTAL INVESTMENTS - 99.5% (Cost $24,865,746)		28,275,470
Other Assets in Excess of Liabilities - 0.5%		150,848
TOTAL NET ASSETS - 100.0%		$28,426,318

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Does not round to 0.1% or (0.1)%, as applicable.

(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Sound Enhanced Fixed	Sound Equity
	Income ETF	Dividend Income ETF
ASSETS:
Investments, at value (cost $54,834,961 and $24,865,746) (Note 2)	$51,390,177	$28,275,470
Interest receivable	153,611	111
Dividends receivable	118,979	138,684
Security lending income receivable (Note 5)	14,497	–
Dividend tax reclaim receivable	–	23,007
Total assets	51,677,264	28,437,272

LIABILITIES:
Payable upon return of securities loaned (value included in investments
$11,459,933 and $–) (Note 5)	11,737,247	–
Payable to adviser (Note 4)	16,515	10,786
Payable to custodian	–	168
Total liabilities	11,753,762	10,954
NET ASSETS	$39,923,502	$28,426,318

NET ASSETS CONSISTS OF:
Paid-in capital	$44,226,742	$26,087,781
Total distributable earnings/(accumulated losses)	(4,303,240)	2,338,537
Total Net Assets	$39,923,502	$28,426,318

Net assets	$39,923,502	$28,426,318
Shares issued and outstanding(a)	2,275,000	1,000,000
Net asset value per share	$17.55	$28.43

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended May 31, 2026 (Unaudited)

	Sound Enhanced Fixed	Sound Equity Dividend
	Income ETF	Income ETF

INVESTMENT INCOME:
Dividend income	$1,092,792	$633,241
Interest income	330,482	827
Securities lending income (Note 5)	40,407	–
Less: Dividend withholding taxes	–	(7,732)
Less: Issuance fees	–	(362)
Total investment income	1,463,681	625,974

EXPENSES:
Investment advisory fee (Note 4)	100,401	64,151
Interest expense (Note 9)	267	–
Total expenses	100,668	64,151
NET INVESTMENT INCOME (LOSS)	1,363,013	561,823

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	5,301	525,469
In-kind redemptions	271,779	420,245
Net realized gain (loss)	277,080	945,714
Net change in unrealized appreciation (depreciation) on:
Investments	(1,391,439)	1,312,310
Foreign currency translations	–	17
Net change in unrealized appreciation (depreciation)	(1,391,439)	1,312,327
Net realized and unrealized gain (loss)	(1,114,359)	2,258,041
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$248,654	$2,819,864

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Sound Enhanced Fixed Income ETF		Sound Equity Dividend Income ETF
	Period Ended May	Year Ended	Period Ended May
	31, 2026	November 30,	31, 2026	Year Ended
	(Unaudited)	2025	(Unaudited)	November 30, 2025
OPERATIONS:
Net investment income (loss)	$1,363,013	$2,641,566	$561,823	$1,259,198
Net realized gain (loss)	277,080	(421,145)	945,714	(1,147,138)
Net change in unrealized appreciation (depreciation)	(1,391,439)	(960,147)	1,312,327	(178,367)
Net increase (decrease) in net assets resulting from operations	248,654	1,260,274	2,819,864	(66,307)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,765,625)	(2,780,293)	(427,951)	(1,389,160)
Total distributions to shareholders	(1,765,625)	(2,780,293)	(427,951)	(1,389,160)

CAPITAL TRANSACTIONS:
Subscriptions	1,314,308	4,117,833	–	3,204,695
Redemptions	(4,487,082)	–	(2,042,705)	(5,115,393)
Net increase (decrease) in net assets from capital transactions	(3,172,774)	4,117,833	(2,042,705)	(1,910,698)

NET INCREASE (DECREASE) IN NET ASSETS	(4,689,745)	2,597,814	349,208	(3,366,165)

NET ASSETS:
Beginning of the period	44,613,247	42,015,433	28,077,110	31,443,275
End of the period	$39,923,502	$44,613,247	$28,426,318	$28,077,110

SHARES TRANSACTIONS
Subscriptions	75,000	225,000	–	125,000
Redemptions	(250,000)	–	(75,000)	(200,000)
Total increase (decrease) in shares outstanding	(175,000)	225,000	(75,000)	(75,000)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Sound Enhanced Fixed Income ETF
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2026	November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)	2025	2024	2023	2022	2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.21	$18.88	$17.69	$17.49	$20.53	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.59	1.15	1.17	1.11	0.98	0.85
Net realized and unrealized gain (loss) on investments(d)	(0.48)	(0.60)	1.06	0.10	(3.02)	0.53
Total from investment operations	0.11	0.55	2.23	1.21	(2.04)	1.38

LESS DISTRIBUTIONS FROM:
Net investment income	(0.77)	(1.22)	(1.04)	(1.01)	(0.99)	(0.80)
Return of capital	–	–	–	–	(0.01)	(0.05)
Total distributions	(0.77)	(1.22)	(1.04)	(1.01)	(1.00)	(0.85)

ETF transaction fees per share	–	0.00(e)	0.00(e)	0.00(e)	0.00(e)	0.00(e)
Net asset value, end of period	$17.55	$18.21	$18.88	$17.69	$17.49	$20.53
TOTAL RETURN(f)	0.59%	3.06%	12.94%	7.21%	(10.10)%	6.94%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,924	$44,613	$42,015	$30,070	$23,170	$13,347

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Sound Enhanced Fixed Income ETF
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2026	November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)	2025	2024	2023	2022	2021(a)
Ratio of expenses to average net assets(f)(g)	0.49%	0.49%	0.50%	0.49%	0.49%	0.49%
Ratio of tax expense to average net assets(f)(g)	–%	–%	0.01%	–%	–%	–%
Ratio of interest expense to average net assets(f)(g)	0.00%(h)	0.00%(h)	–%	–%	–%	–%
Ratio of operational expenses to average net assets excluding tax and interest expense(f)(g)	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets(f)(g)	6.65%	6.29%	6.29%	6.40%	5.35%	4.46%
Portfolio turnover rate(e)(i)	3%	8%	6%	1%	6%	6%

(a)	Inception date of the Fund was December 30, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Sound Equity Dividend Income ETF
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2026	November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)	2025	2024	2023	2022	2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$26.12	$27.34	$24.61	$26.97	$24.30	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.54	1.07	1.02	1.00	1.01	0.86
Net realized and unrealized gain (loss) on investments(c)	2.18	(1.11)	2.73	(2.10)	2.55	4.15
Total from investment operations	2.72	(0.04)	3.75	(1.10)	3.56	5.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(1.18)	(1.02)	(1.12)	(0.89)	(0.71)
Net realized gains	–	–	–	(0.14)	–	–
Total distributions	(0.41)	(1.18)	(1.02)	(1.26)	(0.89)	(0.71)

Net asset value, end of period	$28.43	$26.12	$27.34	$24.61	$26.97	$24.30
TOTAL RETURN(d)	10.50%	0.02%	15.55%	(4.13)%	14.88%	25.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,426	$28,077	$31,443	$25,842	$22,922	$12,150
Ratio of expenses to average net assets(e)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets(e)	3.94%	4.18%	3.92%	3.93%	3.94%	3.78%
Portfolio turnover rate(d)(f)	17%	26%	23%	17%	20%	16%

(a)	Inception date of the Fund was December 30, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Sound Enhanced Fixed Income ETF and Sound Equity Dividend Income ETF (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). Each Fund commenced operations as a non-diversified Fund, however each Fund continuously operated as diversified for three years and effective December 30, 2023 is now classified as diversified. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Sound Income Strategies, LLC (the “Sub-Adviser”) serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Funds commenced operations on December 30, 2020.

The investment objective of the Sound Enhanced Fixed Income ETF is to seek current income while providing the opportunity for capital appreciation. The primary investment objective of the Sound Equity Dividend Income ETF is to generate current income via a dividend yield that is a least two times that of the S&P 500® Index. The Sound Equity Dividend Income ETF also seeks to capture long-term capital appreciation as a secondary objective.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are measured at fair value using the investment company’s NAV per share (or its equivalent) practical expedient as provided by the underlying fund’s administrator.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements

May 31, 2026 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2026:

Sound Enhanced Fixed Income ETF
	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$5,005,967	$–	$–	$5,005,967
Corporate Bonds	–	10,710,196	–	10,710,196
Exchange Traded Funds	6,083,916	–	–	6,083,916
Investment Companies	5,959,144	–	–	5,959,144
Preferred Stocks	11,303,642	–	–	11,303,642
Investments Purchased with Collateral from
Securities Lending(a)	–	–	–	11,737,247
Money Market Funds	590,065	–	–	590,065
Total Investments	$28,942,734	$10,710,196	$–	$51,390,177

Sound Equity Dividend Income ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$28,268,446	$–	$–	$28,268,446
Money Market Funds	7,024	–	–	7,024
Total Investments	$28,275,470	$–	$–	$28,275,470

(a)	Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $11,737,247 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended,applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

Notes to Financial Statements

May 31, 2026 (Unaudited)

As of May 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

BDC Risk (Sound Enhanced Fixed Income ETF Only). BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below-investment-grade quality (“junk bonds”). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that the Fund may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s NAV.

Credit Risk (Sound Enhanced Fixed Income ETF Only). Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

Depositary Receipt Risk (Sound Equity Dividend Income ETF Only). Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers.

Exchange Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk (Sound Enhanced Fixed Income ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Notes to Financial Statements

May 31, 2026 (Unaudited)

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as the New York Stock Exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for each Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Financial Services Sector Risk (Sound Enhanced Fixed Income ETF Only). The Fund has emphasized its investments in the financial services sector. Companies in the financial services sector are often subject to risks tied to the global financial markets, which have experienced very difficult conditions and volatility as well as significant adverse trends. Companies in the financial services sector may also be negatively impacted by disruptions in the banking industry. The conditions in these markets have resulted in a decrease in availability of corporate credit, capital and liquidity and have led indirectly to the insolvency, closure or acquisition of a number of financial institutions.

Fixed Income Risk (Sound Enhanced Fixed Income ETF Only). The prices of fixed- income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed -income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s NAV to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Foreign Securities Risk. Investments in securities or other instruments of non- U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Investing in emerging markets can have more risk than investing in developed foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market, economic, or political news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

High-Yield Securities Risk (Sound Enhanced Fixed Income ETF Only). Securities rated below-investment-grade are often referred to as high -yield securities or “junk bonds.” Investments in lower-rated corporate-debt securities typically entail greater price volatility and principal and income risk. High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of high-yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund investing in such securities may incur additional expenses to obtain recovery.

Illiquid Investments Risk (Sound Enhanced Fixed Income ETF Only). The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

Interest Rate Risk (Sound Enhanced Fixed Income ETF Only). Generally, the value of fixed- income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed-income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

Management Risk. The Funds are actively managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing (Sound Enhanced Fixed Income ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Other Investment Companies Risk. By investing in another investment company, the Funds become a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may suffer losses due to the investment practices of the underlying funds as the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Funds will incur higher and duplicative expenses when they invest in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values may be more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

Preferred Stocks Risk (Sound Enhanced Fixed Income ETF Only). Preferred stocks are subject to the risks of equity securities generally and also risks associated with fixed -income securities, such as interest rate risk. A company’s preferred stock, which may pay fixed or variable rates of return, generally pays dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed-income securities. As a result, the value of a company’s preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally has limited or no voting rights. In addition, preferred stock is subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.

REIT Risk (Sound Enhanced Fixed Income ETF Only). A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Notes to Financial Statements

May 31, 2026 (Unaudited)

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Sovereign Debt Risk (Sound Enhanced Fixed Income ETF Only). The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign-debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy, or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

U.S. Government Obligations Risk (Sound Enhanced Fixed Income ETF Only). Obligations of U.S. government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

Value Investing Risk (Sound Equity Dividend Income ETF Only). The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market if they remain out of favor in the market or are not undervalued in the market.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker -dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Sound Enhanced Fixed Income ETF	0.49%
Sound Equity Dividend Income ETF	0.45%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended May 31, 2026 are disclosed in the Statements of Operations.

Notes to Financial Statements

May 31, 2026 (Unaudited)

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser all or a portion of the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Sound Enhanced Fixed Income ETF.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SECURITIES LENDING

The Sound Enhanced Fixed Income ETF may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of net fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

Notes to Financial Statements

May 31, 2026 (Unaudited)

As of May 31, 2026, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

			Percentage of Net
	Market Value of	Payable on Collateral	Assets of Securities
	Securities on Loan	Received	on Loan

Sound Enhanced Fixed Income ETF	$11,459,933	$11,737,247	28.7%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the period ended May 31, 2026, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statements of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

The Sound Equity Dividend Income ETF does not engage in securities lending.

NOTE 6 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
Sound Enhanced Fixed Income ETF	$ 1,067,826	$ 1,385,896
Sound Equity Dividend Income ETF	4,862,384	4,717,797

For the period ended May 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended May 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
Sound Enhanced Fixed Income ETF	$ 1,287,509	$ 4,397,890
Sound Equity Dividend Income ETF	—	2,030,164

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended May 31, 2026 (estimated) and the most recent fiscal year ended November 30, 2025 were as follows:

Distributions paid from:	May 31, 2026	November 30, 2025
Sound Enhanced Fixed Income ETF
Ordinary Income	$1,765,625	$2,780,293
Sound Equity Dividend Income ETF
Ordinary Income	$427,951	$1,389,160

As of the most recent fiscal year ended November 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Sound Enhanced Fixed	Sound Equity Dividend
	Income ETF	Income ETF
Cost of investments(a)	$55,730,160	$25,878,086
Gross tax unrealized appreciation	1,314,905	5,054,302
Gross tax unrealized depreciation	(3,384,670)	(3,008,393)
Net tax unrealized appreciation (depreciation)	(2,069,765)	2,045,909
Undistributed ordinary income (loss)	301,750	–
Undistributed long-term capital gain (loss)	–	–
Other accumulated gain (loss)	(1,018,254)	(2,099,285)
Total distributable earnings/(accumulated losses)	$(2,786,269)	$(53,376)

(a)       The difference between book and tax-basis unrealized appreciation is primarily due to wash sales.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended November 30, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of the most recent fiscal year ended November 30, 2025, the Sound Enhanced Fixed Income ETF and the Sound Equity Dividend Income ETF had short-term and long-term capital loss carryovers of $130,058 and $888,196, and $402,077 and $1,697,208, respectively, which do not expire.

NOTE 9 - CREDIT FACILITY

U.S. Bank N.A. has made available to the Sound Enhanced Fixed Income ETF a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the period ended May 31, 2026, were as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	82,000
Average daily loan outstanding	74,789
Credit facility outstanding as of May 31, 2026	–
Average interest rate, when in use	6.75%
Interest rate terms	Prime
Interest rate as of May 31, 2026	6.75%
Expiration date (renewed through June 23, 2027)	June 24, 2026

Interest expense incurred for the period ended May 31, 2026 is disclosed in the Statements of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 10 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $500 for the Sound Enhanced Fixed Income ETF and $ 300 for the Sound Equity Dividend Income ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 5% for the Sound Enhanced Fixed Income ETF and up to a maximum of 2% for the Sound Equity Dividend Income ETF of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 11 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 4, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	August 4, 2026

* Print the name and title of each signing officer under his or her signature.